Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents
Noncurrent assets:
Deferred tax assets
Total assets
Current liabilities:
Accrued liabilities	1,412
Total current liabilities	1,412
Total non-current liabilities
Total liabilities	1,412
Commitments and contingencies (Note 1)
Stockholders’ deficit:
Common stock, $0.001 par value per share, 10,000,000 shares authorized, 1,000 shares and 0 shares issued and outstanding as of December 31, 2025 and 2024, respectively
Stock subscription receivable
Additional paid-in capital	2,487
Accumulated deficit	(3,899)
Total stockholders’ deficit	(1,412)
Total liabilities and stockholders’ deficit